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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
                  Phone: 212-692-2000

Signature, Place, and Date of Signing:

/s/ Fred Berger                  New York, New York         November 14, 2008
-------------------------       ----------------------   ----------------------
    [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     71
                                                            ------------------

Form 13F Information Table Value Total:                               $495,373
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        -------------------------          ------------------

         None.


                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2008



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE     SHARES OR
                             TITLE OF        CUSIP       (IN      PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                        CLASS          NUMBER   THOUSANDS)    AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
                              COM SH BEN
ACADIA RLTY TR                INT          004239109    $379         15,000  SH       SOLE                          15,000
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED TECHNLGS I  CL A         004329108    $2,264    1,583,577  SH       SOLE                       1,583,577
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED LIFE SCIENCES HLDGS  COM          00765H107    $1,238    1,528,662  SH       SOLE                       1,528,662
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC        COM          035229103    $9,732      150,000  SH       SOLE                         150,000
-----------------------------------------------------------------------------------------------------------------------------------
APARTMENT INVT & MGMT CO      CL A         03748R101    $350         10,000  SH  Call SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS CORP  COM          049162100    $7,641      850,000  SH       SOLE                         850,000
-----------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC       COM          09063H107    $529         20,000  SH       SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
BOISE INC                     COM          09746Y105    $3,120    2,000,000  SH       SOLE                       2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                              SH BEN INT
BRANDYWINE RLTY TR            NEW          105368203    $641         40,000  SH       SOLE                          40,000
-----------------------------------------------------------------------------------------------------------------------------------
                              SH BEN INT
BRANDYWINE RLTY TR            NEW          105368203    $160         10,000  SH  Put  SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
CAMDEN PPTY TR                SH BEN INT   133131102    $458         10,000  SH  Put  SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPITALSOURCE INC             COM          14055X102    $676         55,000  SH  Call SOLE                          55,000
-----------------------------------------------------------------------------------------------------------------------------------
CARDIONET INC                 COM          14159L103    $5,429      217,520  SH       SOLE                         217,520
-----------------------------------------------------------------------------------------------------------------------------------
CBL & ASSOC PPTYS INC         COM          124830100    $1,024       51,000  SH  Put  SOLE                          51,000
-----------------------------------------------------------------------------------------------------------------------------------
                              PFD 4.25%
CELANESE CORP DEL             CONV         150870202    $4,316      120,000  SH  Call SOLE                         120,000
-----------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC           COM          19238U107    $561         35,000  SH       SOLE                          35,000
-----------------------------------------------------------------------------------------------------------------------------------
COUSINS PPTYS INC             COM          222795106    $479         19,000  SH  Put  SOLE                          19,000
-----------------------------------------------------------------------------------------------------------------------------------
COUSINS PPTYS INC             COM          222795106    $504         20,000  SH  Call SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
                              PFD CONV
CYCLACEL PHARMACEUTICALS INC  EX 6%        23254L207    $490        196,000  SH       SOLE                         196,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE     SHARES OR
                             TITLE OF        CUSIP       (IN      PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                        CLASS          NUMBER   THOUSANDS)    AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED RLTY   COM          251591103    $475         15,000  SH       SOLE                          15,000
-----------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED RLTY   COM          251591103    $950         30,000  SH  Put  SOLE                          30,000
-----------------------------------------------------------------------------------------------------------------------------------
DIGITAL RLTY TR INC           COM          253868103    $472         10,000  SH  Call SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS EMMETT INC            COM          25960P109    $461         20,000  SH       SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS EMMETT INC            COM          25960P109    $461         20,000  SH  Call SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP              COM NEW      264411505    $1,229       50,000  SH  Put  SOLE                          50,000
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL            SH BEN INT   29476L107    $444         10,000  SH       SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
ESSEX PPTY TR INC             COM          297178105    $473          4,000  SH  Put  SOLE                           4,000
-----------------------------------------------------------------------------------------------------------------------------------
EXTRA SPACE STORAGE INC       COM          30225T102    $307         20,000  SH  Put  SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
FELCOR LODGING TR INC         COM          31430F101    $358         50,000  SH  Put  SOLE                          50,000
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD               COM          367299104    $3,368    2,590,827  SH       SOLE                       2,590,827
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL GROWTH PPTYS INC      COM          370021107    $604         40,000  SH  Put  SOLE                          40,000
-----------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL                COM          37250U201    $2,176      400,000  SH       SOLE                         400,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC          COM          42217K106    $2,129       40,000  SH  Put  SOLE                          40,000
-----------------------------------------------------------------------------------------------------------------------------------
HIGHWOODS PPTYS INC           COM          431284108    $355         10,000  SH  Put  SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
HLTH CORPORATION              COM          40422Y101    $10,287     900,000  SH       SOLE                         900,000
-----------------------------------------------------------------------------------------------------------------------------------
HOST HOTEL & RESORTS INC      COM          44107P104    $1,063       80,000  SH  Put  SOLE                          80,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS  COM          459200101    $11,696     100,000  SH       SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                COM          45031U101    $78          30,000  SH  Put  SOLE                          30,000
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                COM          45031U101    $234         90,000  SH  Call SOLE                          90,000
-----------------------------------------------------------------------------------------------------------------------------------
KIMCO REALTY CORP             COM          49446R109    $554         15,000  SH       SOLE                          15,000
-----------------------------------------------------------------------------------------------------------------------------------
                              COM SH BEN
LASALLE HOTEL PPTYS           INT          517942108    $233         10,000  SH  Call SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE     SHARES OR
                             TITLE OF        CUSIP       (IN      PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                        CLASS          NUMBER   THOUSANDS)    AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION HLDGS CO  COM          53015Y107    $5,837      671,800  SH       SOLE                         671,800
-----------------------------------------------------------------------------------------------------------------------------------
                              ENT COM
LIBERTY MEDIA CORP NEW        SER A        53071M500    $2,497      100,000  SH       SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP           COM          554489104    $677         20,000  SH       SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
                              NOTE
MCMORAN EXPLORATION CO        5.250%10/0   582411AE4    $13,549   9,500,000 PRN  Call SOLE                       9,500,000
-----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE HEALTH PPTYS INC   COM          638620104    $359         10,000  SH       SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA RL ESTATE INVT   SH BEN INT   709102107    $2,639      140,000  SH  Put  SOLE                         140,000
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA RL ESTATE INVT   SH BEN INT   709102107    $377         20,000  SH  Call SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC                COM          737464107    $419         15,000  SH       SOLE                          15,000
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                      SH BEN INT   743410102    $1,650       40,000  SH  Call SOLE                          40,000
-----------------------------------------------------------------------------------------------------------------------------------
                              REAL ESTATE
PROSHARES TR                  PRO          74347R552    $68,311     887,284  SH       SOLE                         887,284
-----------------------------------------------------------------------------------------------------------------------------------
                              ULTRASHT
PROSHARES TR                  SP500        74347R883    $36,907     525,000  SH       SOLE                         525,000
-----------------------------------------------------------------------------------------------------------------------------------
                              ULTSHT
PROSHARES TR                  RUS2000      74347R834    $103,536  1,440,000  SH       SOLE                       1,440,000
-----------------------------------------------------------------------------------------------------------------------------------
QUANTA CAPITAL HLDGS LTD      SHS          G7313F106    $5,670    2,054,600  SH       SOLE                       2,054,600
-----------------------------------------------------------------------------------------------------------------------------------
RAIT FINANCIAL TRUST          COM          749227104    $192         35,000  SH  Put  SOLE                          35,000
-----------------------------------------------------------------------------------------------------------------------------------
REALTY INCOME CORP            COM          756109104    $512         20,000  SH  Put  SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                COM          775371107    $5,936       84,800  SH  Call SOLE                          84,800
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW      COM          828806109    $485          5,000  SH  Put  SOLE                           5,000
-----------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP            COM          78440X101    $110          1,700  SH  Call SOLE                           1,700
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                     FAIR MARKET
                                                        VALUE     SHARES OR
                             TITLE OF        CUSIP       (IN      PRINCIPAL  SH/ PUT/      SHARED  SHARED OTHER
ISSUER                        CLASS          NUMBER   THOUSANDS)    AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                       UNIT SER 1   78462F103    $57,995     500,000  SH  Put  SOLE                         500,000
-----------------------------------------------------------------------------------------------------------------------------------
ST JOE CO                     COM          790148100    $3,322       85,000  SH  Put  SOLE                          85,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING INC     COM          86768K106    $2,344      170,000  SH  Call SOLE                         170,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC NEW   COM          867892101    $270         20,000  SH  Put  SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC NEW   COM          867892101    $74           5,500  SH  Call SOLE                           5,500
-----------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC              COM          876664103    $500         10,000  SH       SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
                              COM PAR
THERMADYNE HLDGS CORP NEW     $0.01        883435307    $74,957   4,496,555  SH       SOLE                       4,496,555
-----------------------------------------------------------------------------------------------------------------------------------
VAIL RESORTS INC              COM          91879Q109    $768         22,000  SH  Put  SOLE                          22,000
-----------------------------------------------------------------------------------------------------------------------------------
WEINGARTEN RLTY INVS          SH BEN INT   948741103    $356         10,000  SH  Put  SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------
WINTHROP RLTY TR              SH BEN INT   976391102    $234         60,000  SH       SOLE                          60,000
-----------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO              COM          982526105    $26,146     329,300  SH  Call SOLE                         329,300
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COM          984332106    $346         20,000  SH  Call SOLE                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                             $495,373
thousands)
